UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Shareholder Letter	2

Management’s Discussion of Fund Performance:
Davis Global Fund	3
Davis International Fund	5

Fund Overview:
Davis Global Fund	7
Davis International Fund	8

Expense Example	9

Schedule of Investments:
Davis Global Fund	11
Davis International Fund	14

Statements of Assets and Liabilities	17

Statements of Operations	19

Statements of Changes in Net Assets	20

Notes to Financial Statements	22

Financial Highlights	31

Director Approval of Advisory Agreements	35

Privacy Notice and Householding	38

Directors and Officers	39

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of Davis Global Fund and Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND	Shareholder Letter
DAVIS INTERNATIONAL FUND

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for each Fund.  In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.davisfunds.com or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

June 2, 2014

DAVIS GLOBAL FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Global Fund’s Class A shares delivered a total return on net asset value of 9.74% for the six-month period ended April 30, 2014. Over the same time period, the Morgan Stanley Capital International All Country World Index (“Index”) returned 5.28%. All ten sectors1 within the Index delivered positive returns.  The sectors within the Index delivering the strongest performance over the six-month period were Health Care, Utilities, and Energy. The sectors within the Index delivering the weakest (but still positive) performance over the six-month period were Consumer Discretionary, Telecommunication Services, and Financials. As of April 30, 2014, the Fund had approximately 51% of its net assets invested in foreign companies, 46% in U.S. companies, and 3% in other assets and liabilities.

The Fund’s Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. Vipshop Holdings3 (the Fund’s third largest holding at April 30, 2014) and zulily, inc. (zulily, inc. was purchased in an initial public offering (IPO) and is no longer a holding) were among the most important contributors to performance. Ctrip.com and Amazon.com were among the most important detractors from performance.

Industrial companies were the second most important contributor to the Fund’s absolute performance. Textron, Schneider Electric (the Fund’s largest holding at April 30, 2014), and PACCAR were among the most important contributors to performance.

Consumer Staple companies were the most important detractor from the Fund’s absolute performance. This poor performance was almost entirely due to one holding, Brasil Pharma. Lindt & Spruengli was among the most important contributors to performance.

Other important contributors to the Fund’s absolute performance included Twitter, Berkshire Hathaway, ASAC, and UnitedHealth Group. Other important detractors from performance included SINA, Youku Tudou, and Angie’s List.

The Fund made favorable investments in IPOs, which had a material impact on the Fund’s absolute performance over the period. The rapid appreciation of the IPOs was an unusual occurrence and such performance may not continue in the future.

The Fund’s Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund’s performance relative to the Index over the six-month period. The Fund’s Consumer Discretionary companies out-performed the corresponding sector within the Index and had a higher average weighting.

Financial companies were the second most important contributor to the Fund’s relative performance. The Fund’s Financial companies out-performed the corresponding sector within the Index and had a lower average weighting.

Information Technology companies were the most important detractor from the Fund’s relative performance. The Fund’s Information Technology companies under-performed the corresponding sector within the Index and had a higher average weighting.

Consumer Staple companies were the second most important detractor from the Fund’s relative performance. The Fund’s Consumer Staple companies under-performed the corresponding sector within the Index and had approximately the same average weighting.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Global Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS GLOBAL FUND – (CONTINUED)	Management’s Discussion of Fund Performance

Comparison of a $10,000 investment in Davis Global Fund Class A versus the Morgan Stanley Capital
International All Country World Index (MSCI ACWI®) for an investment made on December 22, 2004

Average Annual Total Return for periods ended April 30, 2014

Fund & Benchmark Index	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	24.69%	18.08%	7.85%	12/22/04	0.93%	0.93%
Class A - with sales charge	18.77%	16.94%	7.29%	12/22/04	0.93%	0.93%
Class B†, **	18.98%	16.41%	6.99%	12/22/04	2.28%	2.28%
Class C**	22.52%	16.93%	6.79%	12/22/04	1.86%	1.86%
Class Y	24.95%	18.37%	2.23%	07/25/07	0.69%	0.69%
MSCI ACWI®***	14.40%	15.42%	6.44%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data for Davis Global Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “Since Inception” return for Class B reflects Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B Shares are no longer offered for new purchases.

***Inception return is from December 22, 2004.

DAVIS INTERNATIONAL FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis International Fund’s Class A shares delivered a total return on net asset value of 5.16% for the six-month period ended April 30, 2014. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 2.91%. All ten sectors1 within the Index delivered positive returns. The sectors within the Index delivering the strongest performance over the six-month period were Health Care, Utilities, and Energy. Consumer Discretionary and Financials delivered the weakest (although still positive) returns for the Index.

The Fund’s Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. Vipshop Holdings3 (the second largest holding in the Fund at April 30, 2014) and Grupo Televisa were among the most important contributors to performance. Ctrip.com was among the most important detractors from performance.

Industrial companies were the second most important contributor to the Fund’s absolute performance. Schneider Electric (the largest holding in the Fund at April 30, 2014), Schindler Holding, and Kuehne & Nagel were among the most important contributors to performance. Experian was among the most important detractors from performance.

Information Technology companies were the most important detractor from the Fund’s absolute performance. Youku Tudou, SINA, and SouFun Holdings were among the most important detractors from performance.

Consumer Staple companies were the second most important detractor from the Fund’s absolute performance. Brasil Pharma was the single most important detractor from performance. Diageo was also an important detractor while Lindt & Spruengli was among the most important contributors to performance.

Other important contributors to the Fund’s performance included Lafarge, Canadian Natural Resources, and Roche Holding.

At the country level, the Fund’s Swiss holdings made the largest contribution to the Fund’s absolute performance followed by the Fund’s French holdings. As of April 30, 2014, the Fund had approximately 29% of its net assets invested in Swiss companies and 27% in Chinese companies.

The Fund’s Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund’s performance relative to the Index over the six-month period. The Fund’s Consumer Discretionary holdings out-performed the corresponding sector within the Index and had a higher average weighting.

Industrial companies were the second most important contributor to the Fund’s relative performance. The Fund’s Industrial companies out-performed the corresponding sector within the Index and had a higher average weighting.

Information Technology companies were the most important detractor from the Fund’s relative performance. The Fund’s Information Technology companies under-performed the corresponding sector within the Index and had a higher average weighting.

Consumer Staple companies were the second most important detractor from the Fund’s relative performance.  The Fund’s Consumer Staple companies under-performed the corresponding sector within the Index and had a higher average weighting.

Davis International Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  Davis International Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

From its inception date in December 2006 until January 2010, shares of Davis International Fund were not available for public sale.  Only the directors, officers, and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS INTERNATIONAL FUND – (CONTINUED)	Management’s Discussion of Fund Performance

Comparison of a $10,000 investment in Davis International Fund Class A versus the Morgan Stanley
Capital International All Country World Index ex USA (MSCI ACWI® ex USA) for an investment made on December 29, 2006

Average Annual Total Return for periods ended April 30, 2014

Fund & Benchmark Index	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	18.16%	13.69%	1.94%	12/29/06	1.17%	1.17%
Class A - with sales charge	12.55%	12.59%	1.26%	12/29/06	1.17%	1.17%
Class B†, **	12.84%	11.87%	0.69%	12/29/06	4.24%	2.30%
Class C**	15.86%	12.07%	0.61%	12/29/06	2.80%	2.30%
Class Y	18.62%	N/A	6.52%	12/31/09	0.83%	0.83%
MSCI ACWI® ex USA***	9.76%	12.90%	2.31%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data for Davis International Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “Since Inception” return for Class B reflects Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge. As of May 1, 2013, Class B Shares are no longer offered for new purchases.

***Inception return is from December 29, 2006.

DAVIS GLOBAL FUND	Fund Overview
April 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/14 Net Assets)		(% of 04/30/14 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	51.27%	Information Technology	15.87%	12.55%
Common Stock (U.S.)	45.43%	Capital Goods	12.94%	7.86%
Stock Warrants	0.56%	Retailing	12.28%	2.71%
Short-Term Investments	2.70%	Health Care	11.94%	10.58%
Investment of Cash Collateral		Food, Beverage & Tobacco	10.45%	5.94%
for Securities Loaned	1.39%	Transportation	9.49%	2.10%
Other Assets & Liabilities	(1.35)%	Diversified Financials	6.55%	3.76%
	100.00%	Consumer Durables & Apparel	5.59%	1.67%
		Media	5.24%	2.62%
		Consumer Services	2.83%	1.52%
		Materials	2.46%	6.15%
		Banks	1.91%	10.78%
		Food & Staples Retailing	0.96%	2.16%
		Energy	0.75%	10.07%
		Commercial & Professional Services	0.74%	0.84%
		Insurance	–	4.00%
		Other	–	14.69%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/14 Stock Holdings)		(% of Fund’s 04/30/14 Net Assets)

United States	47.29%	Schneider Electric S.A.	5.09%
China	15.65%	Compagnie Financiere Richemont S.A., Unit A	5.06%
Switzerland	12.86%	Vipshop Holdings Ltd., ADS	4.69%
France	7.55%	Wesco Aircraft Holdings, Inc.	4.18%
United Kingdom	4.47%	Kuehne & Nagel International AG	3.80%
Netherlands	3.95%	Diageo PLC	3.63%
Mexico	3.12%	UnitedHealth Group Inc.	3.61%
Brazil	2.10%	Heineken Holding N.V.	3.46%
Canada	1.53%	Berkshire Hathaway Inc., Class B	3.37%
Belgium	0.89%	Lindt & Spruengli AG - Participation Certificate	3.07%
Germany	0.59%
	100.00%

DAVIS INTERNATIONAL FUND	Fund Overview
April 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/14 Net Assets)		(% of 04/30/14 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	97.21%	Food, Beverage & Tobacco	17.57%	6.73%
Short-Term Investments	2.92%	Health Care	15.06%	8.21%
Investment of Cash Collateral		Information Technology	11.93%	6.63%
for Securities Loaned	0.11%	Capital Goods	11.68%	7.79%
Other Assets & Liabilities	(0.24)%	Retailing	10.71%	1.38%
	100.00%	Consumer Durables & Apparel	8.70%	2.00%
		Transportation	5.34%	2.38%
		Materials	4.98%	8.69%
		Media	4.21%	1.53%
		Energy	3.43%	9.50%
		Diversified Financials	3.39%	3.11%
		Commercial & Professional Services	2.12%	0.90%
		Food & Staples Retailing	0.88%	2.08%
		Banks	–	15.50%
		Telecommunication Services	–	5.22%
		Insurance	–	5.01%
		Other	–	13.34%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/14 Stock Holdings)		(% of Fund’s 04/30/14 Net Assets)

Switzerland	28.62%	Schneider Electric S.A.	6.27%
China	26.62%	Vipshop Holdings Ltd., ADS	6.25%
France	14.54%	Compagnie Financiere Richemont S.A., Unit A	6.04%
Netherlands	7.97%	Heineken Holding N.V.	5.33%
United Kingdom	6.88%	Kuehne & Nagel International AG	5.19%
Canada	4.70%	Lindt & Spruengli AG - Participation Certificate	5.04%
Mexico	4.21%	Diageo PLC	4.63%
Brazil	3.57%	Lafarge S.A.	4.54%
Belgium	1.68%	Roche Holding AG - Genusschein	4.48%
Germany	1.21%	Ctrip.com International, Ltd., ADR	4.16%
	100.00%

DAVIS GLOBAL FUND	Expense Example (Unaudited)
DAVIS INTERNATIONAL FUND

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended April 30, 2014.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND	Expense Example (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/13)	(04/30/14)	(11/01/13-04/30/14)

Davis Global Fund
Class A (annualized expense ratio 0.93%**)
Actual	$1,000.00	$1,097.40	$4.84
Hypothetical	$1,000.00	$1,020.18	$4.66
Class B (annualized expense ratio 2.28%**)
Actual	$1,000.00	$1,089.91	$11.81
Hypothetical	$1,000.00	$1,013.49	$11.38
Class C (annualized expense ratio 1.86%**)
Actual	$1,000.00	$1,092.46	$9.65
Hypothetical	$1,000.00	$1,015.57	$9.30
Class Y (annualized expense ratio 0.69%**)
Actual	$1,000.00	$1,098.77	$3.59
Hypothetical	$1,000.00	$1,021.37	$3.46

Davis International Fund
Class A (annualized expense ratio 1.17%**)
Actual	$1,000.00	$1,051.58	$5.95
Hypothetical	$1,000.00	$1,018.99	$5.86
Class B (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,045.50	$11.66
Hypothetical	$1,000.00	$1,013.39	$11.48
Class C (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,044.49	$11.66
Hypothetical	$1,000.00	$1,013.39	$11.48
Class Y (annualized expense ratio 0.83%**)
Actual	$1,000.00	$1,053.34	$4.23
Hypothetical	$1,000.00	$1,020.68	$4.16

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS GLOBAL FUND	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.70%)
CONSUMER DISCRETIONARY – (25.22%)
Consumer Durables & Apparel – (5.43%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	80,860	$8,204,520
Hunter Douglas N.V. (Netherlands)	12,250	615,135
		8,819,655
Consumer Services – (2.75%)
Las Vegas Sands Corp.	56,370	4,460,558
Media – (5.10%)
Grupo Televisa S.A.B., ADR (Mexico)	150,170	4,927,078
Liberty Global PLC, Series C *	87,080	3,346,049
		8,273,127
Retailing – (11.94%)
Amazon.com, Inc. *	10,650	3,237,973
Coupons.com Inc. *	69,800	1,174,036
Ctrip.com International, Ltd., ADR (China)*	86,200	4,028,988
Netflix Inc. *	3,110	1,001,373
Priceline.com Inc. *	2,005	2,320,797
Vipshop Holdings Ltd., ADS (China)*	54,240	7,603,906
		19,367,073
	Total Consumer Discretionary	40,920,413
CONSUMER STAPLES – (11.09%)
Food & Staples Retailing – (0.93%)
Brasil Pharma S.A. (Brazil)*	438,800	716,328
Sysco Corp.	21,720	791,259
		1,507,587
Food, Beverage & Tobacco – (10.16%)
Diageo PLC (United Kingdom)	191,758	5,884,412
Heineken Holding N.V. (Netherlands)	87,929	5,611,459
Lindt & Spruengli AG - Participation Certificate (Switzerland)	1,026	4,989,524
		16,485,395
	Total Consumer Staples	17,992,982
ENERGY – (0.73%)
Canadian Natural Resources Ltd. (Canada)	28,930	1,179,476
	Total Energy	1,179,476
FINANCIALS – (7.67%)
Banks – (1.29%)
Wells Fargo & Co.	42,200	2,094,808
Diversified Financials – (6.38%)
Capital Markets – (1.86%)
CETIP S.A. - Mercados Organizados (Brazil)	74,220	945,662
Charles Schwab Corp.	78,040	2,071,962
		3,017,624
Diversified Financial Services – (4.52%)
Berkshire Hathaway Inc., Class B *	42,420	5,465,817
Groupe Bruxelles Lambert S.A. (Belgium)(a)	13,943	1,409,583
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,966	450,275
		7,325,675
		10,343,299
	Total Financials	12,438,107

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (11.61%)
Health Care Equipment & Services – (9.79%)
Diagnosticos da America S.A. (Brazil)	279,180	$1,655,235
Essilor International S.A. (France)	16,262	1,739,233
IDEXX Laboratories, Inc. *	18,358	2,321,094
Laboratory Corp. of America Holdings *	35,760	3,529,512
Sinopharm Group Co. - H (China)	301,880	790,430
UnitedHealth Group Inc.	78,000	5,853,120
		15,888,624
Pharmaceuticals, Biotechnology & Life Sciences – (1.82%)
Sinovac Biotech Ltd. (China)*	289,268	1,722,591
Valeant Pharmaceuticals International, Inc. (Canada)*	9,200	1,230,132
		2,952,723
	Total Health Care	18,841,347
INDUSTRIALS – (22.54%)
Capital Goods – (12.59%)
Brenntag AG (Germany)	5,120	925,906
PACCAR Inc.	67,670	4,328,850
Rockwell Automation, Inc.	13,590	1,619,656
Schneider Electric S.A. (France)	88,040	8,250,708
Textron Inc.	67,220	2,749,298
TransDigm Group, Inc. *	14,310	2,545,319
		20,419,737
Commercial & Professional Services – (0.72%)
Experian PLC (United Kingdom)	60,705	1,164,335
Transportation – (9.23%)
Expeditors International of Washington, Inc.	49,090	2,023,981
Kuehne & Nagel International AG (Switzerland)	45,185	6,171,159
Wesco Aircraft Holdings, Inc. *	334,650	6,780,009
		14,975,149
	Total Industrials	36,559,221
INFORMATION TECHNOLOGY – (15.44%)
Software & Services – (15.44%)
58.com Inc., Class A, ADR (China)*	6,440	256,183
Angie’s List Inc. *	186,980	2,116,614
ASAC II L.P., Private Placement *(b)	2,100,000	2,775,570
Google Inc., Class A *	6,958	3,720,651
Google Inc., Class C *	6,958	3,665,718
GrubHub, Inc. *	41,970	1,298,972
NetEase, Inc., ADR (China)	18,240	1,241,962
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,860	2,013,307
SINA Corp. (China)*	21,890	1,046,342
SouFun Holdings Ltd., Class A, ADR (China)	302,250	3,557,482
Twitter, Inc. *(a)	23,540	917,354
Youku Tudou Inc., ADR (China)*	109,112	2,432,106
		25,042,261
	Total Information Technology	25,042,261
MATERIALS – (2.40%)
Air Products and Chemicals, Inc.	12,610	1,481,927

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Holcim Ltd. (Switzerland)	5,250	$480,798
Lafarge S.A. (France)	21,070	1,924,891
Total Materials		3,887,616
TOTAL COMMON STOCK – (Identified cost $121,153,347)		156,861,423
STOCK WARRANTS – (0.56%)
FINANCIALS – (0.56%)
Banks – (0.56%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	48,510	912,958
TOTAL STOCK WARRANTS – (Identified cost $372,195)		912,958
SHORT-TERM INVESTMENTS – (2.70%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 05/01/14, dated 04/30/14, repurchase value of $2,069,004 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.625%, 01/31/18-08/15/20, total market value $2,110,380)	$2,069,000	2,069,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.06%, 05/01/14, dated 04/30/14, repurchase value of $1,978,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.00%, 08/20/35-04/15/44, total market value $2,017,560)	1,978,000	1,978,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.10%, 05/01/14, dated 04/30/14, repurchase value of $330,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.117%-4.50%, 12/01/25-02/01/44, total market value $336,600)	330,000	330,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,377,000)		4,377,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (1.39%)
MONEY MARKET FUNDS – (1.39%)
State Street Navigator Securities Lending Prime Portfolio	2,249,797	2,249,797
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $2,249,797)		2,249,797

Total Investments – (101.35%) – (Identified cost $128,152,339) – (c)	164,401,178
Liabilities Less Other Assets – (1.35%)	(2,183,982)
Net Assets – (100.00%)	$162,217,196

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	Aggregate cost for federal income tax purposes is $129,067,349. At April 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$39,011,128
Unrealized depreciation	(3,677,299)
Net unrealized appreciation	$35,333,829

See Notes to Financial Statements

DAVIS INTERNATIONAL FUND	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.21%)
CONSUMER DISCRETIONARY – (22.96%)
Consumer Durables & Apparel – (8.46%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	41,320	$4,192,564
Hunter Douglas N.V. (Netherlands)	33,420	1,678,189
		5,870,753
Media – (4.09%)
Grupo Televisa S.A.B., ADR (Mexico)	86,520	2,838,721
Retailing – (10.41%)
Ctrip.com International, Ltd., ADR (China)*	61,740	2,885,728
Vipshop Holdings Ltd., ADS (China)*	30,980	4,343,086
		7,228,814
	Total Consumer Discretionary	15,938,288
CONSUMER STAPLES – (17.94%)
Food & Staples Retailing – (0.86%)
Brasil Pharma S.A. (Brazil)*	363,100	592,750
Food, Beverage & Tobacco – (17.08%)
Diageo PLC (United Kingdom)	104,732	3,213,875
Heineken Holding N.V. (Netherlands)	57,990	3,700,810
Lindt & Spruengli AG - Participation Certificate (Switzerland)	720	3,501,420
Nestle S.A. (Switzerland)	18,710	1,444,545
		11,860,650
	Total Consumer Staples	12,453,400
ENERGY – (3.33%)
Canadian Natural Resources Ltd. (Canada)	56,800	2,315,736
	Total Energy	2,315,736
FINANCIALS – (3.30%)
Diversified Financials – (3.30%)
Capital Markets – (0.89%)
CETIP S.A. - Mercados Organizados (Brazil)	48,500	617,955
Diversified Financial Services – (2.41%)
Groupe Bruxelles Lambert S.A. (Belgium)(a)	11,200	1,132,277
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	540,402
		1,672,679
		2,290,634
	Total Financials	2,290,634
HEALTH CARE – (14.64%)
Health Care Equipment & Services – (7.60%)
Diagnosticos da America S.A. (Brazil)	202,090	1,198,175
Essilor International S.A. (France)	21,590	2,309,067
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	358,000	360,173
Sinopharm Group Co. - H (China)	538,800	1,410,771
		5,278,186
Pharmaceuticals, Biotechnology & Life Sciences – (7.04%)
Roche Holding AG - Genusschein (Switzerland)	10,620	3,113,237
Sinovac Biotech Ltd. (China)*	153,485	914,003
Valeant Pharmaceuticals International, Inc. (Canada)*	6,425	859,087
		4,886,327
	Total Health Care	10,164,513

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (18.60%)
Capital Goods – (11.35%)
Brenntag AG (Germany)	4,510	$815,593
Schindler Holding AG - Participation Certificate (Switzerland)	17,540	2,714,405
Schneider Electric S.A. (France)	46,460	4,354,020
		7,884,018
Commercial & Professional Services – (2.06%)
Experian PLC (United Kingdom)	74,531	1,429,520
Transportation – (5.19%)
Kuehne & Nagel International AG (Switzerland)	26,380	3,602,859
	Total Industrials	12,916,397
INFORMATION TECHNOLOGY – (11.60%)
Software & Services – (11.60%)
58.com Inc., Class A, ADR (China)*	3,340	132,865
NetEase, Inc., ADR (China)	25,550	1,739,700
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	12,405	1,046,734
SINA Corp. (China)*	12,700	607,060
SouFun Holdings Ltd., Class A, ADR (China)	203,700	2,397,549
Youku Tudou Inc., ADR (China)*	95,480	2,128,249
		8,052,157
	Total Information Technology	8,052,157
MATERIALS – (4.84%)
Holcim Ltd. (Switzerland)	2,240	205,140
Lafarge S.A. (France)	34,530	3,154,556
	Total Materials	3,359,696
TOTAL COMMON STOCK – (Identified cost $51,314,508)		67,490,821
SHORT-TERM INVESTMENTS – (2.92%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 05/01/14, dated 04/30/14, repurchase value of $958,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.625%, 01/31/18-08/15/20, total market value $977,160)	$958,000	958,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.06%, 05/01/14, dated 04/30/14, repurchase value of $916,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-04/15/44, total market value $934,320)	916,000	916,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.10%, 05/01/14, dated 04/30/14, repurchase value of $153,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.117%-4.00%, 05/01/27-01/20/42, total market value $156,060)	153,000	153,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,027,000)		2,027,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2014 (Unaudited)

	Principal	Value (Note 1)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.11%)
MONEY MARKET FUNDS – (0.11%)
State Street Navigator Securities Lending Prime Portfolio	$ 78,541	$78,541
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $78,541)	78,541

	Total Investments – (100.24%) – (Identified cost $53,420,049) – (b)	69,596,362
	Liabilities Less Other Assets – (0.24%)	(169,351)
	Net Assets – (100.00%)	$69,427,011

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $54,370,124. At April 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$17,502,302
Unrealized depreciation	(2,276,064)
Net unrealized appreciation	$15,226,238

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Assets and Liabilities
DAVIS INTERNATIONAL FUND	At April 30, 2014 (Unaudited)

	Davis Global Fund	Davis International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$162,151,381	$69,517,821
Collateral for securities loaned* (Note 6)	2,249,797	78,541
Cash	1,638	1,777
Cash - foreign currencies**	7	17
Receivables:
Capital stock sold	403,589	12,358
Dividends and interest	271,856	239,101
Investment securities sold	813,631	–
Prepaid expenses	1,169	616
Due from Adviser	–	409
Total assets	165,893,068	69,850,640
LIABILITIES:
Return of collateral for securities loaned (Note 6)	2,249,797	78,541
Payables:
Capital stock redeemed	455,419	38,049
Investment securities purchased	810,703	217,896
Accrued custodian fees	23,568	21,694
Accrued distribution and service plan fees	14,779	1,416
Accrued investment advisory fee	74,671	32,585
Other accrued expenses	46,935	33,448
Total liabilities	3,675,872	423,629
NET ASSETS	$162,217,196	$69,427,011
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$440,049	$329,100
Additional paid-in capital	133,091,890	62,367,540
Accumulated net investment loss	(875,013)	(756,237)
Accumulated net realized losses from investments and foreign currency transactions	(6,693,099)	(8,694,584)
Net unrealized appreciation on investments and foreign currency transactions	36,253,369	16,181,192
Net Assets	162,217,196	69,427,011
*Including:
Cost of investments	$125,902,542	$53,341,508
Cost of collateral for securities loaned	2,249,797	78,541
Market value of securities on loan	2,094,173	75,013

**Cost of cash - foreign currencies	7	17

DAVIS GLOBAL FUND	Statements of Assets and Liabilities – (Continued)
DAVIS INTERNATIONAL FUND	At April 30, 2014 (Unaudited)

	Davis Global Fund	Davis International Fund
CLASS A SHARES:
Net assets	$43,309,330	$7,237,209
Shares outstanding	2,341,035	679,048
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$18.50	$10.66
Maximum offering price per share (100/95.25 of net asset value)†	$19.42	$11.19
CLASS B SHARES:
Net assets	$1,357,820	$120,130
Shares outstanding	76,202	11,617
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$17.82	$10.34
CLASS C SHARES:
Net assets	$11,201,449	$463,372
Shares outstanding	623,672	44,849
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$17.96	$10.33
CLASS Y SHARES:
Net assets	$106,348,597	$61,606,300
Shares outstanding	5,760,075	5,846,487
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$18.46	$10.54

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Operations
DAVIS INTERNATIONAL FUND	For the six months ended April 30, 2014 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$595,223	$402,794
Interest	1,452	958
Net securities lending fees	18,045	141
Total income	614,720	403,893
Expenses:
Investment advisory fees (Note 3)	428,418	182,447
Custodian fees	42,234	40,800
Transfer agent fees:
Class A	23,368	5,483
Class B	4,350	1,480
Class C	8,773	1,951
Class Y	4,147	960
Audit fees	10,260	10,260
Legal fees	210	88
Accounting fees (Note 3)	1,500	1,500
Reports to shareholders	8,002	3,753
Directors’ fees and expenses	3,306	2,217
Registration and filing fees	27,998	27,252
Miscellaneous	8,286	7,279
Payments under distribution plan (Note 3):
Class A	28,511	5,242
Class B	7,225	612
Class C	48,058	2,011
Total expenses	654,646	293,335
Reimbursement of expenses by Adviser (Note 3)	–	(2,197)
Net expenses	654,646	291,138
Net investment income (loss)	(39,926)	112,755
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	7,542,642	(828,964)
Foreign currency transactions	(3,809)	(3,613)
Net realized gain (loss)	7,538,833	(832,577)
Net increase in unrealized appreciation	6,717,480	4,155,654
Net realized and unrealized gain on investments and foreign currency transactions	14,256,313	3,323,077
Net increase in net assets resulting from operations	$14,216,387	$3,435,832

*Net of foreign taxes withheld as follows	$21,919	$44,181

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the six months ended April 30, 2014 (Unaudited)

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income (loss)	$(39,926)	$112,755
Net realized gain (loss) from investments and foreign currency transactions	7,538,833	(832,577)
Net increase in unrealized appreciation on investments and foreign currency transactions	6,717,480	4,155,654
Net increase in net assets resulting from operations	14,216,387	3,435,832
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(176,634)	(25,647)
Class Y	(660,332)	(484,973)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(68,870)	2,431,033
Class B	(235,529)	(11,633)
Class C	1,708,568	80,079
Class Y	(1,714,185)	670,546
Total increase in net assets	13,069,405	6,095,237
NET ASSETS:
Beginning of period	149,147,791	63,331,774
End of period*	$162,217,196	$69,427,011

*Including accumulated net investment loss of	$(875,013)	$(756,237)

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the year ended October 31, 2013

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$889,304	$498,097
Net realized gain from investments and foreign currency transactions	9,382,021	21,229
Net increase in unrealized appreciation on investments and foreign currency transactions	28,221,438	12,010,101
Net increase in net assets resulting from operations	38,492,763	12,529,427
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(394,380)	(44,821)
Class B	(689)	(339)
Class C	(26,371)	(784)
Class Y	(1,361,660)	(802,577)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(610,574)	306,311
Class B	(448,600)	(8,306)
Class C	(1,151,358)	79,915
Class Y	(11,206,153)	748,307
Total increase in net assets	23,292,978	12,807,133
NET ASSETS:
Beginning of year	125,854,813	50,524,641
End of year*	$149,147,791	$63,331,774

*Including undistributed net investment income (loss) of	$1,879	$(358,372)

See Notes to Financial Statements

DAVIS GLOBAL FUND	Notes to Financial Statements
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares of common stock including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.

Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares, and previously offered Class B shares for new purchases through April 30, 2013. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Investors may continue to exchange Class B shares of other Davis Funds for Class B shares of the Funds and to exchange the Funds’ Class B shares for Class B shares of other Davis Funds. Class A shares are sold with a front-end sales charge. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership’s interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2014 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$40,920,413	$15,938,288
Consumer Staples	17,992,982	12,453,400
Energy	1,179,476	2,315,736
Financials	13,351,065	2,290,634
Health Care	18,841,347	10,164,513
Industrials	36,559,221	12,916,397
Information Technology	22,266,691	8,052,157
Materials	3,887,616	3,359,696
Total Level 1	154,998,811	67,490,821
Level 2 – Other Significant Observable Inputs:
Short-term securities	4,377,000	2,027,000
Investment of cash collateral for securities loaned	2,249,797	78,541
Total Level 2	6,626,797	2,105,541
Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	2,775,570	–
Total Level 3	2,775,570	–
Total Investments	$164,401,178	$69,596,362

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended April 30, 2014.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended April 30, 2014:

Davis Global Fund
Investment Securities:
Beginning balance	$2,194,920
Increase in unrealized appreciation	580,650
Ending balance	$2,775,570

Increase in unrealized appreciation during the period on Level 3 securities still held at April 30, 2014 and included in the change in net assets for the period	$580,650

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table for Davis Global Fund:

	Fair Value at	Valuation	Unobservable
Investments at Value	April 30, 2014	Technique	Input	Amount
Equity securities	$2,775,570	Liquidation proceeds/ Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	13.10%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment.  An increase in the discount rate would result in a decrease in the fair value of the investment.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of April 30, 2014, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates. Capital losses with no expiration date will be carried forward to future years if not offset by gains. At October 31, 2013, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Davis Global Fund	Davis International Fund
Expiring
10/31/2016	$–	$784,000
10/31/2017	12,358,000	2,187,000
10/31/2018	1,785,000	657,000
No Expiration
Short-term	–	170,000
Long-term	–	4,064,000
Total	$14,143,000	$7,862,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, partnership income, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended April 30, 2014 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$39,389,566	$18,419,666
Proceeds from sales	35,424,438	13,499,535

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%). During the six months ended April 30, 2014, such reimbursements for Davis International Fund amounted to $1,192 and $1,005 for Class B and Class C, respectively.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended April 30, 2014 (Unaudited)
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$4,634	$754
Accounting fees paid to Adviser	1,500	1,500

Distribution Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold.

	Six months ended April 30, 2014 (Unaudited)
	Davis Global Fund	Davis International Fund
Distribution fees:
Class B	$5,431	$460
Class C	36,043	1,508

Service fees:
Class A	28,511	5,242
Class B	1,794	152
Class C	12,015	503

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

As of May 1, 2013, Class B Shares are no longer offered for new purchases. Class B shares of the Funds were sold and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Sales Charges - (Continued)

The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Funds are re-allowed to qualified selling dealers.

	Six months ended April 30, 2014 (Unaudited)
	Davis Global Fund	Davis International Fund
Class A commissions retained by Distributor	$6,316	$634
Class A commissions re-allowed to investment dealers	34,158	3,424
Total commissions earned on sales of Class A	$40,474	$4,058
Commission advances by the Distributor on the sale of:
Class B	$–	$–
Class C	16,099	355
CDSCs received by the Distributor from:
Class B	1,713	77
Class C	21	–

NOTE 4 - CAPITAL STOCK

At April 30, 2014, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares each are designated to Davis Global Fund and Davis International Fund. As of May 1, 2013, Class B Shares are no longer offered for new purchases. Transactions in capital stock were as follows:

	Six months ended April 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Davis Global Fund
Shares: Class A	291,587	9,285	(310,351)	(9,479)
Class B	12,103	–	(25,183)	(13,080)
Class C	123,540	–	(29,970)	93,570
Class Y	150,609	37,656	(292,200)	(103,935)
Value: Class A	$5,385,149	$163,050	$(5,617,069)	$(68,870)
Class B	213,825	–	(449,354)	(235,529)
Class C	2,246,822	–	(538,254)	1,708,568
Class Y	2,794,320	659,348	(5,167,853)	(1,714,185)

Davis International Fund
Shares: Class A	244,964	2,486	(9,992)	237,458
Class B	–	–	(1,145)	(1,145)
Class C	9,201	–	(1,296)	7,905
Class Y	46,357	48,294	(28,653)	65,998
Value: Class A	$2,510,154	$25,276	$(104,397)	$2,431,033
Class B	–	–	(11,633)	(11,633)
Class C	93,238	–	(13,159)	80,079
Class Y	482,609	484,871	(296,934)	670,546

* For Davis Global Fund, net of redemption fees amounting to $129, $2, and $140, for Class A, Class C, and Class Y, respectively.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended October 31, 2013
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Davis Global Fund
Shares: Class A	287,019	26,886	(353,619)	(39,714)
Class B	6,316	51	(38,068)	(31,701)
Class C	51,565	1,909	(139,094)	(85,620)
Class Y	556,708	100,939	(1,451,247)	(793,600)
Value: Class A	$4,112,873	$363,235	$(5,086,682)	$(610,574)
Class B	92,719	667	(541,986)	(448,600)
Class C	756,329	25,253	(1,932,940)	(1,151,358)
Class Y	9,321,793	1,359,639	(21,887,585)	(11,206,153)

Davis International Fund
Shares: Class A	83,451	5,076	(54,997)	33,530
Class B	4,796	40	(5,718)	(882)
Class C	17,703	93	(9,811)	7,985
Class Y	24,765	94,401	(30,894)	88,272
Value: Class A	$750,536	$43,709	$(487,934)	$306,311
Class B	42,139	339	(50,784)	(8,306)
Class C	161,541	784	(82,410)	79,915
Class Y	224,222	802,405	(278,320)	748,307

* For Davis Global Fund, net of redemption fees amounting to $391, $962 and $270, for Class A, Class C, and Class Y, respectively.

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended April 30, 2014.

NOTE 6 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2014, the Funds had on loan:

	Davis Global Fund	Davis International Fund
Securities valued at	$2,094,173	$75,013
Cash received as loan collateral	2,249,797	78,541

The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2014 (Unaudited)

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Global Fund amounted to $2,775,570 or 1.71% of the Fund’s net assets as of April 30, 2014. Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of April 30, 2014

Davis Global Fund	ASAC II L.P., Private Placement	10/10/13	2,100,000	$1.00	$1.3217

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2014d	$16.93	$(0.01)e	$1.66	$1.65
Year ended October 31, 2013	$12.90	$0.08e	$4.12	$4.20
Year ended October 31, 2012	$12.25	$0.06e	$0.63	$0.69
Year ended October 31, 2011	$13.32	$0.09e	$(0.93)	$(0.84)
Year ended October 31, 2010	$11.28	$0.09e	$2.04	$2.13
Year ended October 31, 2009	$8.51	$0.07e	$2.75	$2.82
Davis Global Fund Class B:
Six months ended April 30, 2014d	$16.35	$(0.13)e	$1.60	$1.47
Year ended October 31, 2013	$12.47	$(0.11)e	$4.00	$3.89
Year ended October 31, 2012	$11.96	$(0.09)e	$0.60	$0.51
Year ended October 31, 2011	$13.01	$(0.06)e	$(0.91)	$(0.97)
Year ended October 31, 2010	$11.07	$(0.06)e	$2.00	$1.94
Year ended October 31, 2009	$8.39	$(0.02)e	$2.70	$2.68
Davis Global Fund Class C:
Six months ended April 30, 2014d	$16.44	$(0.09)e	$1.61	$1.52
Year ended October 31, 2013	$12.54	$(0.06)e	$4.01	$3.95
Year ended October 31, 2012	$11.99	$(0.06)e	$0.61	$0.55
Year ended October 31, 2011	$13.03	$(0.02)e	$(0.91)	$(0.93)
Year ended October 31, 2010	$11.07	$(0.03)e	$1.99	$1.96
Year ended October 31, 2009	$8.39	$(0.02)e	$2.70	$2.68
Davis Global Fund Class Y:
Six months ended April 30, 2014d	$16.91	$0.01e	$1.65	$1.66
Year ended October 31, 2013	$12.89	$0.12e	$4.11	$4.23
Year ended October 31, 2012	$12.24	$0.09e	$0.63	$0.72
Year ended October 31, 2011	$13.30	$0.14e	$(0.94)	$(0.80)
Year ended October 31, 2010	$11.27	$0.12e	$2.03	$2.15
Year ended October 31, 2009	$8.51	$0.08e	$2.76	$2.84
Davis International Fund Class A:
Six months ended April 30, 2014d	$10.18	$0.01e	$0.51	$0.52
Year ended October 31, 2013	$8.30	$0.05e	$1.94	$1.99
Year ended October 31, 2012	$8.02	$0.05e	$0.37	$0.42
Year ended October 31, 2011	$9.17	$(0.04)e	$(1.07)	$(1.11)
Year ended October 31, 2010	$7.89	$0.03e	$1.33	$1.36
Year ended October 31, 2009	$6.15	$0.07	$1.79	$1.86
Davis International Fund Class B:
Six months ended April 30, 2014d	9.89	$(0.06)e	$0.51	$0.45
Year ended October 31, 2013	$8.07	$(0.03)e	$1.88	$1.85
Year ended October 31, 2012	$7.74	$(0.04)e	$0.37	$0.33
Year ended October 31, 2011	$9.08	$(0.05)e	$(1.29)	$(1.34)
Year ended October 31, 2010	$7.82	$(0.02)e	$1.29	$1.27
Year ended October 31, 2009	$6.06	$–g	$1.78	$1.78

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.08)	$–	$–	$(0.08)	$18.50	9.74%	$43,309	0.93%f	0.93%f	(0.14)%f	23%
$(0.17)	$–	$–	$(0.17)	$16.93	32.86%	$39,792	0.97%	0.97%	0.56%	30%
$(0.04)	$–	$–	$(0.04)	$12.90	5.63%	$30,826	1.05%	1.05%	0.46%	43%
$(0.23)	$–	$–	$(0.23)	$12.25	(6.48)%	$30,638	1.03%	1.03%	0.72%	28%
$(0.09)	$–	$–	$(0.09)	$13.32	18.96%	$49,697	1.06%	1.06%	0.76%	28%
$(0.05)	$–	$–	$(0.05)	$11.28	33.32%	$41,456	1.31%	1.30%	0.73%	32%

$–	$–	$–	$–	$17.82	8.99%	$1,358	2.28%f	2.28%f	(1.49)%f	23%
$(0.01)	$–	$–	$(0.01)	$16.35	31.17%	$1,459	2.39%	2.30%	(0.77)%	30%
$–	$–	$–	$–	$12.47	4.26%	$1,509	2.41%	2.30%	(0.79)%	43%
$(0.08)	$–	$–	$(0.08)	$11.96	(7.56)%	$1,996	2.23%	2.23%	(0.48)%	28%
$–	$–	$–	$–	$13.01	17.52%	$3,226	2.27%	2.27%	(0.45)%	28%
$–	$–	$–	$–	$11.07	31.94%	$3,034	2.57%	2.30%	(0.27)%	32%

$–	$–	$–	$–	$17.96	9.25%	$11,201	1.86%f	1.86%f	(1.07)%f	23%
$(0.05)	$–	$–	$(0.05)	$16.44	31.55%	$8,716	1.94%	1.94%	(0.41)%	30%
$–	$–	$–	$–	$12.54	4.59%	$7,718	1.99%	1.99%	(0.48)%	43%
$(0.11)	$–	$–	$(0.11)	$11.99	(7.26)%	$9,431	1.96%	1.96%	(0.21)%	28%
$–	$–	$–	$–	$13.03	17.70%	$12,022	2.05%	2.05%	(0.23)%	28%
$–	$–	$–	$–	$11.07	31.94%	$9,570	2.33%	2.30%	(0.27)%	32%

$(0.11)	$–	$–	$(0.11)	$18.46	9.88%	$106,349	0.69%f	0.69%f	0.10%f	23%
$(0.21)	$–	$–	$(0.21)	$16.91	33.18%	$99,180	0.72%	0.72%	0.81%	30%
$(0.07)	$–	$–	$(0.07)	$12.89	5.96%	$85,802	0.75%	0.75%	0.76%	43%
$(0.26)	$–	$–	$(0.26)	$12.24	(6.24)%	$88,784	0.76%	0.76%	0.99%	28%
$(0.12)	$–	$–	$(0.12)	$13.30	19.13%	$23,548	0.83%	0.83%	0.99%	28%
$(0.08)	$–	$–	$(0.08)	$11.27	33.70%	$14,012	1.04%	1.04%	0.99%	32%

$(0.04)	$–	$–	$(0.04)	$10.66	5.16%	$7,237	1.17%f	1.17%f	0.05%f	21%
$(0.11)	$–	$–	$(0.11)	$10.18	24.22%	$4,497	1.28%	1.28%	0.49%	12%
$(0.14)	$–	$–	$(0.14)	$8.30	5.39%	$3,387	1.37%	1.30%	0.55%	8%
$(0.04)	$–	$–	$(0.04)	$8.02	(12.19)%	$3,012	0.94%	0.94%	(0.44)%	14%
$(0.08)	$–	$–	$(0.08)	$9.17	17.32%	$50,776	1.81%	1.30%	0.41%	20%
$(0.12)	$–	$–	$(0.12)	$7.89	30.80%	$13,121	1.38%	1.30%	1.04%	25%

$–	$–	$–	$–	$10.34	4.55%	$120	4.24%f	2.30%f	(1.08)%f	21%
$(0.03)	$–	$–	$(0.03)	$9.89	22.96%	$126	4.27%	2.30%	(0.53)%	12%
$–	$–	$–	$–	$8.07	4.26%	$110	4.40%	2.30%	(0.45)%	8%
$–	$–	$–	$–	$7.74	(14.76)%	$136	5.31%	2.30%	(0.60)%	14%
$(0.01)	$–	$–	$(0.01)	$9.08	16.25%	$78	8.05%	2.30%	(0.59)%	20%
$(0.02)	$–	$–	$(0.02)	$7.82	29.54%	$2	9.98%	2.30%	0.04%	25%

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis International Fund Class C:
Six months ended April 30, 2014d	$9.89	$(0.05)e	$0.49	$0.44
Year ended October 31, 2013	$8.06	$(0.06)e	$1.92	$1.86
Year ended October 31, 2012	$7.73	$(0.04)e	$0.37	$0.33
Year ended October 31, 2011	$9.08	$(0.05)e	$(1.30)	$(1.35)
Year ended October 31, 2010	$7.82	$–e,g	$1.27	$1.27
Year ended October 31, 2009	$6.07	$–g	$1.77	$1.77
Davis International Fund Class Y:
Six months ended April 30, 2014d	$10.09	$0.02e	$0.51	$0.53
Year ended October 31, 2013	$8.22	$0.08e	$1.93	$2.01
Year ended October 31, 2012	$7.89	$0.08e	$0.37	$0.45
Year ended October 31, 2011	$9.19	$0.14e	$(1.38)	$(1.24)
Period from December 31, 2009h to October 31, 2010	$8.40	$0.08e	$0.71	$0.79

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$10.33	4.45%	$463	2.80%f	2.30%f	(1.08)%f	21%
$(0.03)	$–	$–	$(0.03)	$9.89	23.11%	$365	3.27%	2.30%	(0.53)%	12%
$–	$–	$–	$–	$8.06	4.27%	$233	3.88%	2.30%	(0.45)%	8%
$–	$–	$–	$–	$7.73	(14.87)%	$221	3.13%	2.30%	(0.58)%	14%
$(0.01)	$–	$–	$(0.01)	$9.08	16.25%	$52	9.91%	2.30%	(0.59)%	20%
$(0.02)	$–	$–	$(0.02)	$7.82	29.32%	$2	10.17%	2.30%	0.04%	25%

$(0.08)	$–	$–	$(0.08)	$10.54	5.33%	$61,606	0.83%f	0.83%f	0.39%f	21%
$(0.14)	$–	$–	$(0.14)	$10.09	24.79%	$58,343	0.85%	0.85%	0.92%	12%
$(0.12)	$–	$–	$(0.12)	$8.22	5.80%	$46,794	0.90%	0.90%	0.95%	8%
$(0.06)	$–	$–	$(0.06)	$7.89	(13.61)%	$44,140	0.89%	0.89%	1.52%	14%
$–	$–	$–	$–	$9.19	9.40%	$409	2.92%f	1.05%f	1.14%f	20%

d	Unaudited

e	Per share calculations were based on average shares outstanding for the period.

f	Annualized.

g	Less than $0.005 per share.

h	Inception date of class.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited)
DAVIS INTERNATIONAL FUND

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Global Fund and Davis International Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of each of the Funds, including an assessment of competitive fee schedules, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Global Fund

The Independent Directors noted that Davis Global Fund Class A shares had out-performed its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”), over the one-, three- and five-year time periods as well as since inception (December 22, 2004), all ended February 28, 2014. Lipper (an independent service provider) presented a report to the Independent Directors which compared the Fund to all retail and institutional global multi-cap growth funds (the “performance universe”) as well as the relevant Lipper index. The report indicated that the Fund out-performed the Lipper index and the performance universe over the one-, two-, three-, four-, and five-year time periods, all ended December 31, 2013. The Independent Directors noted that the Fund had out-performed both the MSCI ACWI and the performance universe in 3 of the 5 rolling five-year time frames ended December 31 for each year from 2009 through 2013.

The Independent Directors noted that the management fees and total expense ratio for Davis Global Fund Class A generally compared favorably to those of similar funds. They observed that the management fees and total expense ratio were reasonable and below the median of its peer group as determined by Lipper. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2015.

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

Davis International Fund

The Independent Directors noted that Davis International Fund Class A shares had out-performed its benchmark, the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”), over the one-, three- and five-year time periods as well as since inception (December 29, 2006), all ended February 28, 2014. Lipper (an independent service provider) presented a report which compared the Fund to all retail and institutional international multi-cap growth funds (the “performance universe”) as well as the relevant Lipper index. The report indicated that the Fund out-performed the Lipper index and the performance universe over the one-year time period, but under-performed both over the three-, four-, and five-year time periods, all ended December 31, 2013. The Independent Directors noted that the Fund had under-performed both the MSCI ACWI ex USA and the performance universe in the 3 rolling five-year time frames ended December 31 for each year from 2011 through 2013.

The Independent Directors considered that the management fees and total expense ratio for Davis International Fund Class A generally compared favorably to those of similar funds. They observed that the management fees and total expense ratio were reasonable and below the median of its peer group as determined by Lipper. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2015.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS GLOBAL FUND	Privacy Notice and Householding
DAVIS INTERNATIONAL FUND

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS GLOBAL FUND	Directors and Officers
DAVIS INTERNATIONAL FUND

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron Co.,
N.V. (industrial construction
and engineering); Director,
Fifth Third Bancorp
(diversified financial services).

DAVIS GLOBAL FUND	Directors and Officers – (Continued)
DAVIS INTERNATIONAL FUND

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Global Fund and Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 2, 2014

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: July 2, 2014